Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]
Balance, shares at Nov. 30, 2011		65,122,000
Balance at Nov. 30, 2011	$ 1,384,729	$ 675	$ 636,440	$ (133,803)	$ 930,619	$ (49,202)
Stock-based award activity, shares		1,019,000
Stock-based award activity, value	75,540	$ 1	31,770	43,769	0	0
Excess tax benefit on vested shares	13,199	$ 0	13,199	0	0	0
Repurchases of common stock, shares		(563,000)
Repurchases of common stock, value	(49,787)	$ 0	0	(49,787)	0	0
Net income	158,168	0	0	0	158,168	0
Other comprehensive income	2,509	$ 0	0	0	0	2,509
Balance, shares at Nov. 30, 2012		65,578,000
Balance at Nov. 30, 2012	1,584,358	$ 676	681,409	(139,821)	1,088,787	(46,693)
Stock-based award activity, shares		938,000
Stock-based award activity, value	101,509	$ 3	64,383	37,123	0	0
Excess tax benefit on vested shares	14,334	$ 0	14,334	0	0	0
Repurchases of common stock, shares		(468,000)
Repurchases of common stock, value	(46,189)	$ 0	0	(46,189)	0	0
Stock Issued During Period, Shares, Acquisitions		1,334,000
Stock Issued During Period, Value, Treasury Stock Reissued	131,486	$ 0	28,544	102,942	0	0
Net income	131,733	0	0	0	131,733	0
Other comprehensive income	$ (10,268)	$ 0	0	0	0	(10,268)
Balance, shares at Nov. 30, 2013	67,382,298	67,382,000
Balance at Nov. 30, 2013	$ 1,906,963	$ 679	788,670	(45,945)	1,220,520	(56,961)
Stock-based award activity, shares		990,000
Stock-based award activity, value	94,501	$ 15	154,414	(59,928)	0	0
Excess tax benefit on vested shares	13,297	0	13,297	0	0	0
Net income	194,549	0	0	0	194,549	0
Other comprehensive income	$ (49,764)	$ 0	0	0	0	(49,764)
Balance, shares at Nov. 30, 2014	68,372,176	68,372,000
Balance at Nov. 30, 2014	$ 2,159,546	$ 694	$ 956,381	$ (105,873)	$ 1,415,069	$ (106,725)